UNITED STATES
                                        SECURITIES AND EXCHANGE COMMISSION
                                              Washington, D.C. 20549

                                                    FORM 24f-2
                                         Annual Notice of Securities Sold
                                              Pursuant to Rule 24f-2

1.       Name and address of issuer:   First Ameritas Life Insurance Corp.
                                           of New York
                                       400 Rella Boulevard
                                       Suffern, New York 10901

2.       Name of each series or class of funds for which this Form is filed:

3.       Investment Company Act File Number:   811-09977

         Securities Act File Numbers:          333-39240; 333-39244; 333-39246

4(a).    Last day of fiscal year for which this notice is filed:
                                                 December 31, 2005

4(b). [ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). See Instruction A.2

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.


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5.   Calculation of registration fee:

     (i)    Aggregate sale price of securities sold during the
            fiscal year pursuant to section 24(f):                                         $        7,372
                                                                                           --------------
     (ii)   Aggregate price of securities redeemed or
            repurchased during the fiscal year:                           $     63,813
                                                                          ------------
     (iii)  Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees
            payable to the Commission:                                    $   1,787,946
                                                                          -------------
     (iv)   Total available redemption credits [add Items 5(ii)
            and 5(iii)]:                                                               -   $    1,851,759
                                                                                           --------------
     (v)    Net sales -- if Item 5(i) is greater than Item 5(iv)
            [subtract Item 5(iv) from Item 5(i)]:                                           $           0
                                                                                            -------------
     (vi)   Redemption credits available for use in future years ---if
            Item 5(i) is less than Item 5(iv) [subtract
            Item 5(iv) from Item 5(i)]:                                   $  1,844,387
                                                                          -------------
     (vii)  Multiplier for determining registration fee (See
            Instruction C.9):                                                          X         0.000107
                                                                                           --------------
     (viii) Registration fee due [multiply Item 5(v) by Item
            5(vii)] (enter "0" if no fee is due):                                      = $             0
                                                                                           ---------------


6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount
     of securities (number of shares or other units) deducted here:      . If
     there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal
     years, then state that number here:      .

7.   Interest due -- if this Form is being filed more than 90 days after the end
     of the issuer's fiscal year (see Instruction D):                                      + $         ---
                                                                                               -----------
8.   Total of the amount of the registration fee due plus any interest due [line
     5(viii) plus line 7]:                                                                 = $          0
                                                                                               -----------
9.   Date the registration fee and any interest payment was sent to the
     Commission's lockbox depository:         .
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                  Method of Delivery:

                             [ ] Wire Transfer
                             [ ] Mail or other means
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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title): /s/ Robert G. Lange
                             -------------------
                              Robert G. Lange
                              Vice President, Secretary and General Counsel

Date:   March 24, 2006